Fair value measurements	12 Months Ended
Dec. 31, 2022
Fair value measurements [Line Items]
Fair value measurements

25    Fair value measurements

The Company measures certain financial assets and liabilities, including derivative instruments, at fair value on a recurring basis. The fair value measurements of these financial assets and liabilities were determined using the following inputs as of December 31, 2022 and 2021:

	As of December 31, 2022
	Fair value measurements at reporting date using
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant other unobservable inputs	Total
	(Level 1)	(Level 2)	(Level 3)
Liabilities
Warrant liabilities(b)	—	—	16,765,776	16,765,776
	As of December 31, 2021
	Fair value measurements at reporting date using
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant other unobservable inputs	Total
	(Level 1)	(Level 2)	(Level 3)
Assets
Marketable securities(a)	260,417	—	—	260,417
Liabilities
Warrant liabilities(b)	—	—	5,376,932	5,376,932

(a)      Warrant liabilities

The fair value of the warrant liabilities, which are related to the detachable warrants issued in connection with the Harbert loan, were estimated using a closed-ended option pricing model utilizing assumptions related to the contractual term of the instruments, estimated volatility of the price of the Company’s common stock and current interest rates.

(b)      The fair value of the marketable securities are valued using the closing NAV.

The following table presents the changes in fair value of warrant liabilities:

	Year ended December 31,
	2022	2021
Liability at beginning of the period	5,376,932	2,436,998
Additions	12,179,537	1,399,039
Change in fair value(1)	(790,693)	1,540,895
Liability at end of the period	16,765,776	5,376,932

(1)      Changes in the fair value of warrant liabilities are reported in the consolidated statements of operations. The Company has determined that no adjustments to the fair values of its instruments recorded under the fair value option for instrument-specific credit risk were required at December 31, 2022 and 2021.

The Company did not make any transfers between the levels of the fair value hierarchy during the years ended December 31, 2022 and 2021.

The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable and accrued expenses and other liabilities approximate fair value because their respective maturities are of short-term duration. The carrying value of the term loans were determined to approximate fair value due to the interest rate on the loans that approximate prevailing market interest rates as of each reporting period.

Kludein I Acquisition Corp. [Member]
Fair value measurements [Line Items]
Fair value measurements

NOTE 10 — FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on the Company’s assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2022 and 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2022	December 31, 2021
Assets:
Cash and marketable securities held in Trust Account	1	$107,332,749	$172,580,609

Liabilities:
Warrant Liabilities – Public Warrants	1	690,000	5,180,136
Warrant Liabilities – Private Placement Warrants	3	416,000	3,131,574
Working Capital Loan	3	421,900	—

The warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the accompanying consolidated balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the consolidated statements of operations.

As of December 31, 2022 and 2021, the Private Placement Warrants were valued using a binomial lattice model which is considered to be a Level 3 fair value measurement. The binomial lattice model’s primary unobservable input utilized in determining the fair value of the warrants is the expected volatility of the common stock. The expected volatility as of the closing date of the Initial Public Offering was derived from observable Public Warrant pricing on comparable ‘blank-check’ companies without an identified target. The expected volatility as of subsequent valuation dates was implied from the Company’s own Public Warrant pricing. As of December 31, 2022 and 2021, the Public Warrants were valued using the level 1 quoted prices in an active market.

The following table provides quantitative information regarding Level 3 fair value measurements for Private Placement Warrants at December 31, 2022 and 2021:

	As of December 31, 2022	As of December 31, 2021
Stock price	$10.24	$9.84
Strike price	$11.50	$11.50
Volatility	3.8%	12.2%
Risk-free rate	4.41%	1.17%
Dividend yield	0.0%	0.0%
Fair value of warrants	$0.08	$0.60

The following table presents the changes in the fair value of Level 3 warrant liabilities for the year ended December 31, 2021:

	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on January 11, 2021	3,744,000	6,210,000	9,954,000
Change in fair value	(612,426)	(1,380,000)	(1,992,426)
Transfer to Level 1	—	(4,830,000)	(4,830,000)
Fair value as of December 31, 2021	3,131,574	—	3,131,574

The following table presents the changes in the fair value of Level 3 warrant liabilities for the year ended December 31, 2022:

Private Placement
Fair value as of January 1, 2022	$3,131,574
Change in fair value	(2,715,574)
Fair value as of December 31, 2022	$416,000

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement during the year ended December 31, 2021 was $4,830,000. There were no transfers from Level 3 to any other levels during the year ended December 31, 2022.

The Working Capital Loan was measured at fair value as of the date of the initial borrowing on January 31, 2022. The discounted cash flow method was used to value the debt component of the Working Capital Loan and the Black Scholes Option Pricing Model was used to value the debt conversion option. There were no transfers out of Level 3 to other levels in the fair value hierarchy during the year ended December 31, 2022 for the Working Capital Loan.

The following table provides quantitative information regarding Level 3 fair value measurements for each draw of the Working Capital Loan during the year ended December 31, 2022:

	As of December 31, 2022	As of September 30, 2022	As of June 30, 2022	As of April 1, 2022	As of January 31, 2022
Stock price	$10.24	$10.05	$9.99	$9.94	$9.87
Strike price	11.50	$11.50	$11.50	$11.50	$11.50
Volatility	3.8%	0.0%	10.1%	3.8%	9.1%
Risk-free rate	4.41%	4.01%	2.98%	2.40%	2.40%
Dividend yield	0.0%	0.0%	0.0%	0.0%	0.0%

The following contains additional information regarding the inputs used in the pricing models:

•        Term — the expected life of the warrants and Working Capital Loan was assumed to be equivalent to their remaining contractual term.

•        Risk-free rate — the risk-free interest rate is based on the U.S. treasury yield curve in effect on the date of valuation equal to the remaining expected life of the Warrants and Working Capital Loan.

•        Volatility — the Company estimated the volatility of its common stock warrants based on implied volatility and actual historical volatility of a group of comparable publicly traded companies observed over a historical period equal to the expected remaining life of the Warrants and Working Capital Loan.

•        Dividend yield — the dividend yield percentage is zero because the Company does not currently pay dividends, nor does it intend to do.

The following table presents the changes in the fair value of the Level 3 Working Capital Loan for the year ended December 31, 2022:

Working Capital Loan
Fair value as of January 1, 2022	$—
Initial measurement at January 31, 2022 – $350,000 draw	264,900
Initial measurement at April 1, 2022 – $112,500 draw	83,396
Initial measurement at June 30, 2022 – $250,000 draw	184,807
Initial measurement at September 30, 2022 – $360,000 draw	177,331
Initial measurement at December 31, 2022 – $152,500 draw	52,522
Change in fair value	(341,057)
Fair value as of December 31, 2022	$421,900

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period.